Related Party Transactions (Details Narrative) - Predecessor [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Broker fees		$ 0	$ 50,000
Proceeds from purchase of 2021 Notes	$ 0		$ 3,150,000